Prepaid and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accrued Expenses

As at December 31, 2020 and 2019, accrued expenses consisted of the following:

	As at December 31,
in USD ‘000	2020	2019
Accrued research and development expenses	7,662	7,244
Accrued compensation-related expenses	2,334	1,882
Accrued other expenses	252	1,292
Total accrued expenses	10,248	10,418